Income and social contribution taxes, Changes in deferred income tax (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [Abstract]
Refis		R$ 370,116	R$ 0	R$ 5,725
Deferred income and social contribution taxes		371,084	(49,755)	12,604
Deferred Income Tax Assets [Member]
Changes in deferred tax liability (asset) [Abstract]
Beginning balance		41,057	25,874	20,116
Additions business combination		0
Additions			15,183	5,759
Write-offs		(11,083)	0	0
Tax amnesty program	[1]	373,196
Offsetting		(29,930)
Ending balance		44	41,057	25,874
Refis	[1]			5,725
Deferred income and social contribution taxes		362,113	15,183	11,484
Deferred Income Tax Liabilities [Member]
Changes in deferred tax liability (asset) [Abstract]
Beginning balance		(175,556)	(110,618)	(111,738)
Additions business combination		(373)
Additions			(64,938)	0
Write-offs		8,971	0	1,120
Tax amnesty program	[1]	0
Offsetting		29,930
Ending balance		(137,028)	(175,556)	(110,618)
Refis	[1]			0
Deferred income and social contribution taxes		R$ 8,971	R$ (64,938)	R$ 1,120

[1]	As mentioned in Note 17, the Company was benefitted by reduction of part of the interest and fines arising from taxes (included in the PRT and PERT tax amnesty programs). The benefit was calculated based on the tax loss, and therefore a credit was recorded in deferred income tax, in profit or loss, against a reduction in the tax payable balance (included in the REFIS). The application for inclusion in REFIS was filed with the Brazilian IRS, see note 17.